Bank Borrowings	12 Months Ended
Mar. 31, 2026
Bank Borrowings [Abstract]
BANK BORROWINGS

8. BANK BORROWINGS

Outstanding balances of bank borrowings as of March 31, 2026 and 2025 consist of the following:

	As of March 31,
	2026	2025
	US$	US$
Bank borrowings Guaranteed(i)	185,799	314,226
Short-term bank borrowings(ii),(iii)	185,799	314,226

(i)	The bank borrowings were guaranteed by Ms. Wong Kit, a Controlling Shareholder, and the HKMC Insurance Limited under a financing aid program for SMBs operating in Hong Kong.
(ii)	As of March 31, 2026 and 2025, the Company had bank borrowings amounted to US$185,799 and US$314,226, respectively, which contained repayment on demand clauses. Accordingly, they have been classified as current liabilities. For the purpose of the illustration, such bank borrowings are included within short-term bank borrowings and represented as bank borrowings repayable on demand.
(iii)	The bank borrowings are all denominated in HK$.

Bank borrowings as of March 31, 2026 and 2025 are as follows:

				Weighted average interest	Balance as at March 31,
Lender	Type	Maturity date	Currency	rate	2026	2025
					US$	US$
Bank of China (Hong Kong) Limited	Term loan	December 15, 2025 with repayable on demand clause	HK$	2026: 2.945% 2025: 3.414%	—	26,358
Bank of China (Hong Kong) Limited	Term loan	November 11, 2029 with repayable on demand clause	HK$	2026: 2.888% 2025: 3.414%	69,352	87,703
Bank of China (Hong Kong) Limited	Term loan	March 25, 2029 with repayable on demand clause	HK$	2026: 2.888% 2025: 3.414%	108,295	143,469
Bank of China (Hong Kong) Limited	Term loan	May 13, 2026 with repayable on demand clause	HK$	2026: 2.896% 2025: 3.414%	8,152	56,696
					185,799	314,226

As of March 31, 2026, the contractual repayment schedule is as follows:

US$
Year ending March 31, 2027	61,505
Year ending March 31, 2028	54,728
Year ending March 31, 2029	56,428
Year ending March 31, 2030	13,138
Total bank borrowings	185,799